Consolidated and carve-out statements of changes in equity - USD ($) $ in Thousands	Total	Share capital	Capital Reserves (Reserves)	Foreign exchange (FX) translation (Reserves)	Accumulated losses	Treasury shares [member]
Balance at beginning of year at Dec. 31, 2020	$ 32,238	$ 1,409	$ 100,904	$ 1,029	$ (71,065)	$ (39)
Net loss	(45,118)				(45,118)
Other comprehensive income/(loss)	395			(113)	508
Total comprehensive loss	(44,723)			(113)	(44,610)
Share capital increase (Note 18)	154,125	486	153,639
Share based payments (Note 11)	11,801				11,801
Transaction costs due to capital increase	(13,039)		(13,039)
Total balance at end of the year at Jun. 30, 2021	140,402	1,895	241,503	916	(103,874)	(39)
Balance at beginning of year at Dec. 31, 2021	115,999	1,935	244,933	1,882	(132,716)	(35)
Net loss	(30,426)				(30,426)
Other comprehensive income/(loss)	(2,618)			(3,448)	830
Total comprehensive loss	(33,044)			(3,448)	(29,596)
Share capital increase (Note 18)	53,955	511	53,444			(215)
Share based payments (Note 11)	9,412				9,412	(331)
Allocatiom of treasury shares to employees (note 11)					331	(331)
Issue of treasury shares		215				(215)
Transaction costs due to capital increase	(4,496)		(4,496)
Total balance at end of the year at Jun. 30, 2022	$ 141,826	$ 2,661	$ 293,881	$ (1,566)	$ (152,569)	$ (581)